Share-Based Compensation - Summary of non-vested stock option activities (Detail) - $ / shares		6 Months Ended	12 Months Ended
	Jan. 17, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding		9,812,881
Vested		(4,061,176)
Forfeited	(332,566)	(329,377)	(397,500)	(226,000)
Surrendered		(332,566)
Granted			640,000	1,470,000	11,051,230
Number of shares Outstanding		5,089,762	9,812,881
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding		$ 2.10
Vested		1.62
Forfeited		$ 2.21
Surrendered		1.47
Weighted average grant date fair value Outstanding		$ 2.53	$ 2.10
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding		3,098,500
Vested		(1,672,000)
Forfeited		(11,005,888)
Granted			13,991,528
Number of shares Outstanding		1,426,500	3,098,500
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding		$ 5.57
Vested		5.57
Weighted average grant date fair value Outstanding		$ 5.57	$ 5.57
2019 Plan [Member]
Numbers of shares
Granted		72,000
Number of shares Outstanding		72,000
Weighted average Grant date fair value
Granted		$ 6.09
Weighted average grant date fair value Outstanding		$ 6.09